Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) $ in Millions, $ in Millions		12 Months Ended
	Sep. 18, 2013 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		$ 12.8	$ 21.0
Regulatory assets - non-current		486.7	663.0
Regulatory liabilities - current		145.5	114.9
Regulatory liabilities - non-current		1,383.2	1,392.8
Fair value adjustment		79.8	87.3
Deferred cost of gas
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		$ 60.2	71.2
Recovery period (years)		1 year
Refundable tax credit
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		$ 1.9	3.8
Regulatory liabilities - non-current		$ 3.9	6.1
Gas storage facility tax credit	$ 15.0
Recovery period (years)		1 year
Virginia Rate Refund
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		$ 40.4	0.0
Recovery period (years)		1 year
Federal income tax rate change
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		$ 33.1	26.2
Regulatory liabilities - non-current		$ 628.3	698.4
Recovery period (years)		1 year
Future recovery of pension and other retirement benefits
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current		$ 261.2	166.7
Future removal and site restoration costs
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current		483.9	514.7
Deferred gain on debt transactions and derivative instruments
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current		1.6	1.8
Accelerated replacement recovery mechanisms
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		$ 0.4	5.2
Recovery period (years)		1 year
Interruptible sharing
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		$ 0.4	2.3
Recovery period (years)		1 year
Other
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		$ 9.1	6.2
Regulatory liabilities - non-current		$ 4.3	5.1
Recovery period (years)		1 year
Refundable tax credit noncurrent
Schedule Of Regulatory Assets And Liabilities
Recovery period (years)		2 years
Deferred cost of gas
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		$ 7.6	20.4
Recovery period (years)		1 year
Accelerated replacement recovery mechanisms
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		$ 2.5	0.0
Recovery period (years)		1 year
Interruptible sharing
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		$ 2.7	0.6
Recovery period (years)		1 year
Deferred regulatory costs and rate stabilization adjustment mechanism
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		$ 149.5	215.5
Deferred regulatory costs and rate stabilization adjustment mechanism | Minimum
Schedule Of Regulatory Assets And Liabilities
Recovery period (years)		1 year
Deferred regulatory costs and rate stabilization adjustment mechanism | Maximum
Schedule Of Regulatory Assets And Liabilities
Recovery period (years)		51 years
Future recovery of pension and other retirement benefits
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		$ 128.2	192.9
Future recovery of non-retirement employee benefits
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		19.4	21.3
Deferred pension costs
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		0.0	7.8
Deferred environmental costs
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		17.7	19.9
Deferred loss on debt transactions and derivative instruments
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		99.2	109.3
Deferred future income taxes
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		42.7	67.0
Energy efficiency program - Maryland
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		12.1	4.6
Other
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		$ 17.9	$ 24.7